Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,124,434.86
Total Transaction Valuation	8,142,178,551.38
Total Offset Amount	1,059,455.86
Net Fee	$ 64,979.00
Offering Table N/A
Offset Table N/A